Segmented information - Revenue by geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Canada
Disclosure of geographical areas [line items]
Total revenue	$ 95,962	$ 63,375
United States
Disclosure of geographical areas [line items]
Total revenue	$ 25,814	$ 10,111